EQUITY-BASED AND OTHER COMPENSATION (Compensation and Benefits Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity-based compensation, per below	$ 38,157	$ 39,266	$ 213,274
Profit-sharing expense, per below	269,162	263,436	154,658
Discretionary bonuses	239,561	220,114	197,677
Other payroll, taxes and benefits	248,481	218,945	184,750
Total compensation and benefit expense	$ 795,361	$ 741,761	$ 750,359